Transactions with Related Parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Transactions with Related Parties
Balance, beginning of year	$ 15,717,582	$ 16,072,431
Loans - New Directors	0	2,274,378
New loans to existing Principal Officers/Directors	3,218,327	5,091,531
Repayment	(1,686,381)	(7,720,758)
Balance, end of year	$ 17,249,528	$ 15,717,582